787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

October 15, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                             Aberdeen Funds

Securities Act File No. 333-146680; Investment Company Act File No. 811-22132

Ladies and Gentlemen:

On behalf of Aberdeen Funds (the “Trust”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) Post-Effective Amendment No. 67 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 69 to the Trust’s Registration Statement under the Investment Company Act of 1940 (the “1940 Act”) (the “Amendment”).  The Trust plans to request acceleration of the effectiveness of the Amendment after review by the staff of the SEC (the “Staff”).

The purpose of the Amendment is to update the prospectuses and statement of additional information for Aberdeen Multi-Manager Alternative Strategies Fund and Aberdeen Multi-Manager Alternative Strategies Fund II (each, a “Fund” and together, the “Funds”), each a series of the Trust, to address comments from the Staff to Post-Effective Amendment No. 65 to the Trust’s registration statement.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8865.

Very truly yours,

/s/ Ryan P. Brizek
Ryan P. Brizek

Enclosures

cc:                                Lucia Sitar, Aberdeen Asset Management Inc.

Rose F. DiMartino, Willkie Farr & Gallagher LLP

NEW YORK  WASHINGTON  HOUSTON  PARIS  LONDON  FRANKFURT  BRUSSELS  MILAN  ROME

in alliance with Dickson Minto W.S., London and Edinburgh